Average Annual Total Returns (Vanguard STAR Fund Participant)	Vanguard STAR Fund Vanguard STAR Fund - Investor Shares 11/1/2013 - 10/31/2014	Barclays U.S. Aggregate Bond Index Vanguard STAR Fund Vanguard STAR Fund - Investor Shares 11/1/2013 - 10/31/2014	Dow Jones U.S. Total Stock Market Float Adjusted Index Vanguard STAR Fund Vanguard STAR Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI EAFE Index Vanguard STAR Fund Vanguard STAR Fund - Investor Shares 11/1/2013 - 10/31/2014	STAR Composite Average Vanguard STAR Fund Vanguard STAR Fund - Investor Shares 11/1/2013 - 10/31/2014	STAR Composite Index Vanguard STAR Fund Vanguard STAR Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.35%	5.97%	12.47%	(4.90%)	3.65%	6.59%
Five Years	10.13%	4.45%	15.72%	5.33%	8.72%	9.54%
Ten Years	6.83%	4.71%	8.09%	4.43%	5.45%	6.59%